Expense Example {- Franklin Tennessee Municipal Bond Fund} - Franklin Municipal Securities Trust-21 - Franklin Tennessee Municipal Bond Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 466
3 years	660
5 years	870
10 years	1,475
Class A1
Expense Example:
1 year	452
3 years	615
5 years	792
10 years	1,305
Class R6
Expense Example:
1 year	66
3 years	210
5 years	367
10 years	822
Advisor Class
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	$ 847